Exceptional items and remeasurements - Schedule of exceptional items and remeasurements from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended			29 Months Ended	36 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024
Included within operating profit
Impairment of joint venture	£ 0	£ (303)	£ 0
Operating profit	5,431	4,934	4,475
UK Electricity System Operator
Included within operating profit
Net gain on the sale of the ESO		187
Exceptional items and remeasurements, netting
Included within operating profit
Operating profit	387	169	(987)
Exceptional items
Included within operating profit
Transaction, separation and integration costs	(17)	(65)	(44)		£ (340)
Changes in environmental provisions	0	146	(496)
Provision for UK electricity balancing costs	0	151	(498)
Impairment of joint venture	0	(303)	0
Major transformation programme	0	(74)	0
Cost efficiency programme	0	0	(65)	£ (142)
IFA fire	0	0	92
Operating profit	376	42	(1,011)
Exceptional items | National Grid Renewables
Included within operating profit
Gain/(loss) on disposal	(96)	0	0
Exceptional items | Grain LNG
Included within operating profit
Gain/(loss) on disposal	489	0	0
Exceptional items | UK Electricity System Operator
Included within operating profit
Net gain on the sale of the ESO	0	187	0
Remeasurements | Commodity contract derivatives
Included within operating profit
Operating profit	£ 11	£ 127	£ 24